Debt - Summary of Foreign Currency Translation (Detail) - MXN ($)	Dec. 31, 2021	Dec. 31, 2020
U.S. dollars [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	$ 20,583.5000	$ 19,948.7000
Japanese yen [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	0.1789	0.1933
Pounds Sterling [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	27.8834	27.2579
Euro [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	23.4086	24.4052
Swiss francs [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	$ 22.5924	$ 22.5720